CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned hereby certifies as follows:

1.	This filing is made on behalf of Clayton Street Trust (the “Registrant”). The Registrant’s 1933 Act No. is 333-208542 and Registrant’s 1940 Act No. is 811-23121.

2.	There are no changes to the Prospectus and Statement of Additional Information from the forms of the Prospectus and Statement of Additional Information that were filed in Post-Effective Amendment No. 2 (“PEA No. 2”) on April 28, 2017, pursuant to Rule 485(b) under the 1933 Act for the following Portfolios:

Protective Life Dynamic Allocation Series – Conservative Portfolio

Protective Life Dynamic Allocation Series – Moderate Portfolio

Protective Life Dynamic Allocation Series –Growth Portfolio

   (collectively, the “Portfolios”)

3.	The text of PEA No. 2 has been filed electronically.

DATED: May 5, 2017

CLAYTON STREET TRUST on behalf of the Portfolios

By:	/s/ Kathryn Santoro
Kathryn Santoro
Vice President